Stock Options (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 shares	Aug. 31, 2017 USD ($) yr $ / shares shares	Aug. 31, 2016 USD ($) mo $ / shares shares
Stock Options 1			3,850,000
Stock Options 2 | shares			1,567,500
Stock Options 3			1,347,500
Stock Options 4			110,000
Stock Options 5			110,000
Stock Options 6 | mo			12
Stock Options 7 | $ / shares			$ 0.10
Stock Options 8 | shares			275,000
Stock Options 9			$ 0.09
Stock Options 10 | shares			550,000
Stock Options 11			$ 0.09
Stock Options 12 | shares			110,000
Stock Options 13			$ 0.17
Stock Options 14			300,000
Stock Options 15 | $ / shares			$ 0.11
Stock Options 16 | shares			325,000
Stock Options 17			$ 0.14
Stock Options 18			122,015
Stock Options 19			256,051
Stock Options 20			83,865
Stock Options 21			$ 200,734
Stock Options 1		3,850,000
Stock Options 2 | shares		250,000
Stock Options 3 | $ / shares		$ 0.14
Stock Options 4 | shares		200,000
Stock Options 5 | $ / shares		$ 0.37
Stock Options 6 | shares		300,000
Stock Options 7		100,000
Stock Options 8 | yr		3
Stock Options 9		$ 0.295
Stock Options 10 | shares		100,000
Stock Options 11		$ 0.295
Stock Options 12		113,044
Stock Options 13		93,969
Stock Options 14		19,075
Stock Options 15		92,270
Stock Options 16		$ 29,745
Stock Options 17 | shares		110,000
Stock Options 18		$ 0.17
Stock Options 19		300,000
Stock Options 20 | $ / shares		$ 0.11
Stock Options 21 | shares		325,000
Stock Options 22		$ 0.14
Stock Options 1 | shares	3,850,000